Other liabilities and provisions (Details) € in Thousands	6 Months Ended
Jun. 30, 2023 EUR (€)
Other liabilities and provisions
Decrease in other liabilities	€ 4,977
Decrease in contract terminations provisions	61,320
Decrease in provisions	€ 1,932